Geographical Information	12 Months Ended
Dec. 31, 2021
Inspirato LLC
Geographical Information
(15)	Geographical Information

The following summary provides information concerning our principal geographic areas related to long lived assets for the years ended December 31, 2020 and 2021.

	December 31,
	2020	2021

	(in thousands)
United States	$28,875	$28,740
Rest of world	1,312	1,188
Total	$30,187	$29,928

Long lived assets consist of property and equipment, software, and intangible assets. All software and intangible assets of as December 31, 2020 and 2021 were attributable to the United States.

Revenue earned from travel and subscription services are charged on a bundled basis, without regard to where services are delivered, and periodically include a portion of services provided outside of the US. It is impracticable to separate those amounts by geographic location.